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	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 16, 2013	Dec. 31, 2013 2.9% Senior Notes, due 2018	Dec. 31, 2012 2.9% Senior Notes, due 2018	Jul. 13, 2012 Senior Notes 5.5% Senior Notes, due 2022	Dec. 31, 2013 Senior Notes 5.5% Senior Notes, due 2022	Dec. 31, 2012 Senior Notes 5.5% Senior Notes, due 2022	Feb. 11, 2013 Senior Notes 2.9% Senior Notes, due 2018	Mar. 31, 2013 Senior Notes 2.21% Syndicated Bank term Loan, Due 2014	Dec. 31, 2013 Senior Notes 5.7% Senior Notes, due 2043	Jul. 26, 2013 Senior Notes 5.7% Senior Notes, due 2043	Dec. 31, 2012 Senior Notes 5.7% Senior Notes, due 2043	May 16, 2013 Junior Subordinated Notes (2053 Notes) 5.65% Fixed-to-Floating Rate Junior Subordinated Notes, due 2053	Dec. 31, 2013 Junior Subordinated Notes (2053 Notes) 5.65% Fixed-to-Floating Rate Junior Subordinated Notes, due 2053	Dec. 31, 2012 Junior Subordinated Notes (2053 Notes) 5.65% Fixed-to-Floating Rate Junior Subordinated Notes, due 2053	Jul. 17, 2012 Revolving Credit Agreement	Dec. 31, 2013 Revolving Credit Agreement	Feb. 14, 2014 Revolving Credit Agreement	Apr. 20, 2012 Revolving Credit Agreement	May 21, 2013 Term Loan 2.21% Syndicated Bank term Loan, Due 2014	Dec. 31, 2013 Term Loan 2.21% Syndicated Bank term Loan, Due 2014	Dec. 31, 2012 Term Loan 2.21% Syndicated Bank term Loan, Due 2014	Jan. 03, 2013 Surplus Notes WW II Note	Dec. 31, 2013 Surplus Notes WW II Note	Dec. 31, 2012 Surplus Notes WW II Note	Dec. 31, 2011 Surplus Notes WW II Note	Apr. 19, 2013 Surplus Notes WW III Note [Member]	Dec. 31, 2013 Surplus Notes WW III Note [Member]	Dec. 31, 2012 Surplus Notes WW III Note [Member]	Dec. 31, 2011 Surplus Notes WW III Note [Member]	Jun. 29, 2007 Surplus Notes WW III Note [Member]	Dec. 31, 2013 Surplus Notes 0.96% Surplus Floating Rate Note (December 2037 maturity)	Dec. 31, 2012 Surplus Notes 0.96% Surplus Floating Rate Note (December 2037 maturity)	Dec. 31, 2013 Surplus Notes 0.96% Surplus Floating Rate Note (June 2037 maturity)	Dec. 31, 2012 Surplus Notes 0.96% Surplus Floating Rate Note (June 2037 maturity)	Dec. 02, 2008 Loans Payable 1.00% Windsor Property Loan	Nov. 30, 2012 Loans Payable 1.00% Windsor Property Loan	Dec. 31, 2013 Loans Payable 1.00% Windsor Property Loan	Dec. 31, 2012 Loans Payable 1.00% Windsor Property Loan	Jun. 16, 2007 Loans Payable 1.00% Windsor Property Loan	Dec. 31, 2013 Term Loan Agreement	Apr. 20, 2012 Term Loan Agreement	Apr. 20, 2012 Revolving Credit Agreement	Dec. 31, 2013 Unsecured and Uncommitted	Jul. 13, 2012 Revolving Credit Agreement	Dec. 31, 2013 Revolving Credit Agreement	Jul. 17, 2012 Revolving Credit Agreement	Apr. 20, 2012 Revolving Credit Agreement	Apr. 20, 2012 Letter of Credit	Dec. 31, 2013 Unsecured and Committed	Dec. 31, 2013 Secured facilities	Apr. 20, 2012 Senior Unsecured Credit Facility	Dec. 31, 2013 Minimum Loans Payable 1.00% Windsor Property Loan	Apr. 20, 2012 Minimum Revolving Credit Agreement	Dec. 31, 2013 Maximum Loans Payable 1.00% Windsor Property Loan	Dec. 31, 2013 ING V	Dec. 31, 2012 ING V	Dec. 31, 2011 ING V	May 16, 2013 ING Financial Markets, LLC Junior Subordinated Notes (2053 Notes) 5.65% Fixed-to-Floating Rate Junior Subordinated Notes, due 2053	Dec. 31, 2013 ING Bank	Dec. 31, 2012 ING Bank	Dec. 31, 2011 ING Bank	Apr. 20, 2012 ING Bank Revolving Credit Agreement	Oct. 04, 2012 ING Bank Bilateral Facility	Jul. 01, 2011 ING Bank Bilateral Facility	Dec. 31, 2013 ING Bank Senior Unsecured Credit Facility	Dec. 31, 2012 ING Bank Senior Unsecured Credit Facility	Dec. 31, 2011 ING Bank Senior Unsecured Credit Facility	Dec. 31, 2013 Aetna Notes Lion Connecticut Holdings Debentures	Dec. 31, 2013 Aetna Notes Minimum Lion Connecticut Holdings Debentures	Dec. 31, 2013 Aetna Notes Maximum Lion Connecticut Holdings Debentures	Dec. 31, 2013 ING Bank	Dec. 31, 2013 ING Bank Revolving Credit Agreement	Apr. 20, 2012 ING Bank Revolving Credit Agreement	Oct. 30, 2013 ING Bank NV Letter Of Credit (LOC) To Security Life Of Denver International Limited ING Bank Letter of Credit	Dec. 31, 2013 Security Life of Denver International Limited	Dec. 31, 2013 Security Life of Denver International Limited ING Bank Unsecured and Committed	Dec. 31, 2012 Security Life of Denver International Limited ING Bank Unsecured and Committed	Dec. 31, 2011 Security Life of Denver International Limited ING Bank Unsecured and Committed	Dec. 31, 2013 ING U.S., Inc. / Security Life of Denver International Limited	Jan. 15, 2014 Subsequent Event Trust Notes [Member]	Jan. 02, 2014 Subsequent Event Trust Notes [Member]	Feb. 14, 2014 Subsequent Event Revolving Credit Agreement	Jan. 02, 2014 Subsequent Event Surplus Notes WW III Note [Member]	Jan. 24, 2014 Subsequent Event Letter of Credit
Debt Instrument [Line Items]
Commercial paper	$ 3,000,000,000
Fees paid for guarantee																																																										0.10%
Amount of unsecured notes issued							850,000,000			1,000,000,000			400,000,000		750,000,000																											9,900,000		1,500,000,000
Expenses incurred	78,200,000	134,200,000	204,800,000				300,000			300,000																																																6,100,000	13,500,000	38,900,000		39,500,000	104,600,000	67,100,000				38,200,000	98,200,000	43,700,000
Debt repayments											850,000,000							500,000,000				392,500,000																									500,000,000
Annual interest rate on loan	2.25%						5.50%	5.50%		2.90%			5.70%		5.65%								2.21%											0.96%		0.96%				1.00%		1.00%
Letter of credit, security provided as repayment of notes payable																																							10,600,000
Long-term debt	3,514,700,000	4,043,700,000			998,500,000	0		849,600,000	849,600,000			398,600,000		0		750,000,000	0						0	1,350,000,000						0	329,100,000			0	359,300,000	0	329,100,000			4,900,000	4,900,000
Description of variable rate basis															LIBOR																																	LIBOR
Term to debt maturity																																								20 years
Initial period without debt payments based on no defaults																																								10 years
Period obligated to make monthly debt payments																																								10 years
Initial period for loan forgiveness																																								5 years
Initial provision for debt forgiveness																																																									5,000,000
Debt forgiveness																																						5,000,000
Additional provision for debt forgiveness																																																									4,900,000
Additional period for loan forgiveness																																																							5 years		10 years
Capacity	9,288,200,000																		3,500,000,000	3,000,000,000	3,500,000,000								305,000,000																3,500,000,000	17,000,000				3,500,000,000	3,500,000,000	8,996,200,000	275,000,000	5,000,000,000											250,000,000	300,000,000	625,000,000			1,500,000,000				1,390,000,000		250,000,000	1,125,000,000	1,125,000,000				250,000,000	500,000,000	565,000,000	3,000,000,000		150,000,000
Notes Payable																																																																																				297,000,000
Payments of financing costs	149,300,000	223,200,000	103,400,000																																																																																		700,000
Credit facility, sublimit, maximum borrowing capacity																																																	750,000,000	1,500,000,000						750,000,000
Minimum liquidity required for debt covenants																																																		500,000,000
Credit facility, sublimit, reduction in borrowing capacity (percent)																																																50.00%
Credit facility, outstanding	6,339,200,000																		0																										2,100,000,000	17,000,000					150,300,000	6,052,500,000	269,700,000																					734,900,000				569,600,000	825,000,000	825,000,000	825,000,000	250,000,000
Basis spread															3.58%				2.00%																								2.00%																																										1.75%
Debt issuance costs (percent)																			2.00%
Debt Issuance Cost																																																													200,000														3,300,000
Aggregate principal amount to remain outstanding after effect of redemption				25,000,000
Minimum principal outstanding in year two																																																																							400,000,000.0
Minimum principal outstanding in year three																																																																							300,000,000.0
Minimum principal outstanding in year four																																																																							200,000,000.0
Minimum principal outstanding in year five																																																																							100,000,000.0
Quarterly fee to guarantor of notes if minimum principal balance is not met																																																																								0.50%	1.25%
Guarantor obligations, current value	506,100,000
Debt cancellation amount																									359,300,000				329,100,000																																																									330,000,000
Interest expense																										0	4,100,000	3,100,000		1,000,000	3,700,000	3,000,000
Aggregate principal commitment amount																																	$ 498,800,000